INVESTMENT OF THE PLAN AND THE PUBLIC SERVICE ENTERPRISE GROUP INCORPORATED EMPLOYEE SAVINGS PLAN (SAVINGS PLAN) IN THE MASTER TRUST	12 Months Ended
Dec. 31, 2025
EBP 004
EBP, Master Trust [Line Items]
Investment of the Plan and the Public Service Enterprise Group Incorporated Employee Savings Plan (Savings Plan) in the Master Trust
3.
INVESTMENT OF THE PLAN AND THE PUBLIC SERVICE ENTERPRISE GROUP INCORPORATED EMPLOYEE SAVINGS PLAN (SAVINGS PLAN) IN THE MASTER TRUST

Use of the Master Trust permits the commingling of trust assets with the assets of the Savings Plan for investment and administrative purposes. The Savings Plan is a defined contribution retirement plan available to represented employees of the Employers. Although assets of both plans are commingled in the Master Trust, the Trustee maintains supporting records for the purpose of allocating the net assets and net income or loss of the investment account to the respective participating plans. The net assets and the net investment income or loss of the investment assets is allocated by the Trustee to each participating plan based on the relationship of the interest of each plan to the total of the interests of the participating plans. Master Trust investments consisted of:

	As of December 31,
	2025	2024
	(Thousands)
Investments of Master Trust at fair value:
Cash, Cash Equivalents and Short-Term Investments	$80,221	$75,295
Common Stock of Public Service Enterprise Group Incorporated*	275,664	306,730
Mutual Funds	715,936	701,953
Collective Investment Trusts	2,720,750	2,324,876
Fixed Income Securities	208,141	181,783
Fidelity BrokerageLink (a)	314,391	272,072
Total Investments, at fair value	4,315,103	3,862,709
Investment of Master Trust, at contract value:
Investment contracts (Stable Value Fund)	513,580	586,216
Net Accounts Payable (a)	(10,299)	(7,586)
Total Investments of Master Trust	$4,818,384	$4,441,339

(a)
Includes interest and dividends and receivables and payables related to pending securities sales and purchases.

* Permitted party-in-interest transactions.

For the Year Ended
December 31, 2025
(Thousands)
Investment Income of Master Trust:
Net Appreciation in Fair Value of Mutual Funds, Collective Investment Trusts, Fixed Income and Preferred Securities	$518,817
Net Appreciation in Fair Value of Fidelity BrokerageLink (a)	29,630
Net Appreciation in Fair Value of Common Stock of Public Service Enterprise Group Incorporated*	27,673
Interest from Investment Contracts	14,960
Dividends from Common Stock of Public Service Enterprise Group Incorporated*	9,047
Total Investment Income, Net	$600,127

(a)
Amounts primarily relate to equity investments in stocks and in mutual funds. The net change in fair value is primarily comprised of realized/unrealized gains or losses and dividends earned on these equity investments.

* Permitted party-in-interest transactions.

The changes in net assets of the Master Trust for the year ended December 31, 2025 are summarized as follows:

For the Year Ended
December 31, 2025
(Thousands)
Changes in Net Assets:
Net Appreciation of Investments	$576,120
Dividends from Common Stock of Public Service Enterprise Group Incorporated*	9,047
Interest from Investment Contracts	14,960
Net Investment Income, Net	600,127
Administrative Expenses	(4,602)
Net Transfers	(218,480)
Increase in Net Assets	377,045
Net Assets:
Beginning of Year	4,441,339
End of Year	$4,818,384

* Permitted party-in-interest transactions.

Assets of the Stable Value Fund

The Stable Value Fund utilizes a “building block” approach that invests in a series of proprietary commingled fixed income funds to build each stable value portfolio. This approach provides diversification, typically between 2,500 and 3,000 individual securities broadly diversified across fixed income sectors. As of December 31, 2025, the Stable Value Fund was comprised of the following:

Issuer	Expiration	Effective Rate	Contract Value (Thousands)
Met Tower Life (A)	Open-Ended	2.75%	$63,876
Pacific Life Insurance (A)	Open-Ended	2.84%	91,391
Prudential Ins Co. (A)	Open-Ended	2.64%	88,600
RGA (A)	Open-Ended	2.65%	88,346
Transamerica (A)	Open-Ended	2.67%	90,670
Voya Retirement & Annuity Co. (A)	Open-Ended	2.74%	90,697
Total Investment Contracts			513,580
Investment in BlackRock Financial Mgmt Short-Term Investment		3.63%	15,513
Total Stable Value Fund			$529,093

(A)
Managed by INVESCO Institutional, Inc.

As of December 31, 2024, the Stable Value Fund was comprised of the following:

Issuer	Expiration	Effective Rate	Contract Value (Thousands)
Met Tower Life (A)	Open-Ended	2.74%	$72,880
Pacific Life Insurance (A)	Open-Ended	2.67%	104,243
Prudential Ins Co. (A)	Open-Ended	2.58%	101,169
RGA (A)	Open-Ended	2.61%	100,903
Transamerica (A)	Open-Ended	2.68%	103,529
Voya Retirement & Annuity Co. (A)	Open-Ended	2.74%	103,492
Total Investment Contracts			586,216
Investment in BlackRock Financial Mgmt Short-Term Investment		4.37%	11,043
Total Stable Value Fund			$597,259

(A)
Managed by INVESCO Institutional, Inc.

Most of the investments in the Stable Value Fund are in benefit-responsive investment contracts. The units in the underlying “building block funds” are held by the Plan’s Trustee. The accounts are credited with earnings on the underlying investments and charged for Participant withdrawals and administrative expenses. The investment contract issuer is contractually obligated to repay the principal and a specified interest rate that is guaranteed to the Master Trust.

Because the investment contracts are fully benefit-responsive, contract value is the relevant measurement attribute for that portion of the net assets available for benefits attributable to the investment contracts. Contract value, as reported to the Master Trust by the Stable Value Fund managers, represents contributions made under the contracts, plus earnings, less Participant withdrawals and administrative expenses. Participants may ordinarily direct the withdrawal or transfer of all or a portion of their investment at contract value.

There are no reserves against contract value for credit risk of the contract issuers or otherwise. The crediting interest rate is based on a formula agreed upon with the issuers, but may not be less than zero. Such rates are reviewed on a quarterly basis for resetting. The contract does not permit the insurance companies to terminate the agreement prior to the scheduled maturity date.

The Plan's ability to receive amounts due is dependent on the issuer's ability to meet its financial obligations. The issuer's ability to meet its contractual obligations may be affected by future economic and regulatory developments.

Certain events limit the ability of the Master Trust, as directed by the Plan, to transact at contract value with the issuers. Such events include the following: (1) amendments to the Plan documents (including complete or partial plan termination or merger with another plan), (2) changes to the Plan’s prohibition on competing investment options or deletion of equity wash provisions, (3) bankruptcy of the Plan Sponsor or other events (for example, divestitures or spin-offs of a subsidiary) that cause a significant withdrawal from the Plan, (4) the failure of the Master Trust to qualify for exemption from federal income taxation or any required prohibited transaction exemption under ERISA, or (5) premature termination of the contract. No events are probable of occurring that might limit the ability of the Plan to transact at contract value with the contract issuers and that would limit the ability of the Plan to transact at contract value with the participants.

In addition, certain events allow the issuer to terminate the contract with the Plan and settle at an amount different from contract value. Such events include (1) an uncured violation of the Plan's investment guidelines, (2) a breach of material obligation under the contract, (3) a material misrepresentation, or (4) a material amendment to the agreement without the consent of the issuer.

The average yield based on actual earnings was approximately 4.19% and 4.95% for 2025 and 2024, respectively. The average yield based on interest rate credited to Participants was approximately 2.74% and 2.70% for 2025 and 2024, respectively.

The fair market value of the wrapper contracts in the Stable Value Fund, which is the difference between the Fund’s fair value and contract value, was lower by $(22,928,135) as of December 31, 2025 and was lower by $(42,220,273) as of December 31, 2024.

Assets of the Company Stock Fund

The assets of the Company Stock Fund are invested in shares of the Company’s Common Stock.

Fidelity BrokerageLink

The Fidelity BrokerageLink is a self-directed brokerage account in which Participants can select and manage a wide selection of investments, including mutual funds and stocks. Deposits into the Fidelity BrokerageLink must come from balances transferred from the other options in the Plan. Participants may transfer up to 99% of their account balance, less certain fees, to the Fidelity BrokerageLink.

Plan Interest in Master Employee Benefit Plan Trust

As of December 31, 2025 and 2024, the Plan's interest in Master Trust investments consisted of:

	As of December 31,
	2025	2024
	(Thousands)
Plan Interest in Master Trust investments at fair value:
Cash, Cash Equivalents and Short-Term Investments	$49,149	$40,449
Common Stock of Public Service Enterprise Group Incorporated*	126,009	140,601
Mutual Funds	370,372	361,889
Collective Investment Trusts	1,392,925	1,197,584
Fixed Income Securities	100,449	89,141
Fidelity BrokerageLink (a)	189,274	166,552
Total Investments, at fair value	2,228,178	1,996,216
Investment of Master Trust, at contract value:
Investment contracts (Stable Value Fund)	263,806	290,923
Net Accounts Payable (a)	(8,193)	(5,608)
Total Plan Interest in Master Trust Investments	$2,483,791	$2,281,531

(a)
Includes interest and dividends and receivables and payables related to pending securities sales and purchases.

* Permitted party-in-interest transactions.